Average Annual Total Returns - FidelityHerefordStreetTrustFunds-RetailComboPRO - FidelityHerefordStreetTrustFunds-RetailComboPRO - Fidelity Money Market Fund - Fidelity Money Market Fund - Return Before Taxes
Jun. 29, 2023
Average Annual Return:
Past 1 year	1.49%
Past 5 years	1.12%
Past 10 years	0.69%